Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other current liabilities [Abstract]
Other Current Liabilities
	Year ended December 31,
	2023	2022
	$’000	$’000
Accruals	2,325	2,366
Social security payable	340	217
Other	203	95
	2,868	2,678